PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2012	2011
Land and land improvements	$41,550	$41,160
Buildings	107,939	104,835
Furniture and fixtures	63,248	57,857
Leasehold improvements	23,941	11,526
Construction in progress	4,653	13,502
	241,331	228,880

Less accumulated depreciation and amortization	94,615	90,784
Total	$146,716	$138,096

Rental expense recorded under operating leases in 2012, 2011 and 2010, was $7.5 million, $9.5 million and $9.2 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2013	$7,491
2014	7,126
2015	8,694
2016	5,100
2017	3,680
Thereafter	15,605
Total	$47,696